PGIM Jennison Financial Services Fund Investment Strategy - PGIM Jennison Financial Services Fund	Jan. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments whose prices will increase over time. The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of financial services related companies. The Fund defines financial services related companies as any company that is categorized, based on Global Industry Classification Standard (“GICS”) industry classifications, as they may be amended from time to time, within the Financials sector as well as the financial services related GICS sector: Real Estate. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund invests primarily in securities of issuers in the United States, although it may also invest in securities of issuers in countries throughout the world. The Fund’s investments in the securities of non-U.S. issuers, which are referred to as “foreign securities,” include stocks and other equity-related securities. The Fund may invest up to 30% of its total assets in foreign securities. The Fund may participate in the initial public offering (“IPO”) market. The Fund's investment process focuses on stock selection through fundamental analysis. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of value. The subadviser uses this “bottom-up” approach to identify stocks it believes have favorable risk/reward profiles. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.